Licenses, rights and patents	12 Months Ended
Dec. 31, 2019
Licenses, rights and patents
Licenses, rights and patents

Note 12 – Licenses, rights and patents

Accounting policies

Separately acquired licenses, rights and patents are initially measured at cost. Licenses, rights and patents acquired in connection with the purchase of a legal entity where substantially all of the fair value of the gross assets acquired is concentrated in a single asset are considered an asset acquisition and initially recognized at cost at the acquisition date. The cost will include the fair value on the date of acquisition of any contingent considerations. Any subsequent changes to the fair value will be recorded against the asset's cost.

The acquired intangibles have a finite useful life and are subsequently carried at cost less accumulated amortizations using the straight-line method over the estimated useful life and impairment losses. Amortizations will recognized in the income statement as R&D expenses when the intangibles are available for use based on the determined useful life.

If circumstances or changes in Zealand's operations indicate that the carrying amount of the intangibles may not be recoverable, Management will review the intangibles for impairment.

At December 31, 2019 licenses, rights and patents comprises a right that will be included in a future development project originating from the acquisition of Encycle Therapeutics in October 2019.

The right has been measured based on the overall cost of the transaction less the fair value of the cash balance and trade payables also acquired. The fair value of the contingent considerations related to Encycle Therapeutics was assessed to be zero as per the acquisition date based on the significant uncertainty of the outcome of the development to be performed by Zealand.

Licenses,
rights
DKK thousand	and patents
Cost at January 1, 2019	—
Additions	2,480
Cost at December 31, 2019	2,480

Amortization at January 1, 2019	—
Amortization at December 31, 2019	—
Carrying amount at December 31, 2019	2,480